Note 18 - Quarterly Results of Operations (Unaudited)	12 Months Ended
Oct. 31, 2018
Notes to Financial Statements
Quarterly Financial Information [Text Block]
(18)	Quarterly Results of Operations (Unaudited)

The following is a summary of the unaudited quarterly results of operations for the years ended
October
31,
2018
and
2017:

	Quarter ended
Fiscal year ended October 31, 2018	January 31	April 30	July 31	October 31
Net sales	$17,551,040	$26,887,689	$23,116,584	$20,273,277
Gross profit	5,228,820	8,956,275	7,026,542	6,661,563
Selling, general & administrative expenses	5,557,693	7,400,779	6,370,244	6,802,240
Income (loss) before income taxes	(449,620)	1,406,570	455,813	(360,661)
Net income (loss)	(410,135)	1,390,865	438,353	(350,330)
Basic and diluted net income (loss) per share	$(0.06)	$0.18	$0.06	$(0.05)

	Quarter ended
Fiscal year ended October 31, 2017	January 31	April 30	July 31	October 31
Net sales	$14,606,252	$15,847,473	$16,432,243	$17,206,880
Gross profit	4,810,399	5,663,039	5,305,787	5,018,702
Selling, general & administrative expenses	5,192,648	5,898,502	5,426,018	5,451,589
Loss before income taxes	(636,367)	(231,270)	(281,065)	(595,507)
Net loss	(615,767)	(239,082)	(295,160)	(588,762)
Basic and diluted net loss per share	$(0.09)	$(0.04)	$(0.05)	$(0.09)